Note 2 - Significant Accounting Policies (Detail) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Accounts Receivable, Net, Current (in Dollars)	$ 28,830		$ 28,830		$ 17,120
Research and Development Expense (in Dollars)	$ 45,770	$ 170,545	$ 90,805	$ 182,945